Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Jul. 17, 2022	Jul. 31, 2020	Apr. 02, 2020	Nov. 30, 2022	Feb. 18, 2021	Apr. 23, 2020	Dec. 31, 2022	Jul. 22, 2020	Apr. 30, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, description							The last reported market price for the Company’s securities on December 31, 2022, was $2.40 per ADS on the Nasdaq and ILS0.826 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).
Direct offering			$ 720
Shares of offering (in Shares)			45,000
Price of per share (in Dollars per share)		$ 14	$ 16					$ 14
Underwritten public offering, description						On April 23, 2020, the Company completed an underwritten public offering of approximately $8.4 million, before deducting underwriting discounts, commissions and other offering costs of $1,093 thousand. The offering consisted of (i) 85,860 units (the “April 2020 Units”) of ADSs and warrants to purchase one ADS per warrant (the “April 2020 Warrants”), with each Unit consisting of one ADS and one Warrant, and (ii) 677,750 pre-funded units (the “April 2020 Pre-Funded Units”), with each April 2020 Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (an “April 2020 Pre-Funded Warrant”) and one April 2020 Warrant. Each April 2020 Unit was sold at a price of $1.1 per unit, and each April 2020 Pre-Funded Unit was sold at a price of $10.99 per unit, including an exercise price of $0.01 per full ADS. The April 2020 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The April 2020 Warrants have a per ADS exercise price of $12.0 per full ADS, are exercisable immediately, and will expire five years from the date of issuance. The Company granted the underwriter a 45-day option to purchase up to an additional 114,542 ADSs and/or April 2020 Warrants to cover over-allotments, if any. The underwriter did not exercise its option.
Issuance of shares (in Shares)								307,500
Exercise price (in Dollars per share)		$ 0.01
Gross proceeds		$ 5,900
Offering cost		$ 401
Exercise of warrants (in Shares)							677,750
Aggregate exercise amount							$ 1,670
Warrants (in Shares)									614,990
Exercise amount									$ 7
Registered direct offering, description					On February 18, 2021, the Company completed a registered direct offering of approximately $9,750 thousand, before deducting offering costs of $527 thousand. The offering consisted of (i) 461,500 ADSs at a purchase price of $20.00 per ADS, and (ii) 26,000 pre-funded warrants (the “February 2021 Pre-Funded Warrants”) each to purchase one ADS.
Aggregate offering price				$ 5,000
Pre-Funded Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Price of per share (in Dollars per share)								$ 114,500
Aggregate exercise amount							$ 7,500
Warrants (in Shares)									614,990
Ordinary shares (in Shares)	2,181,009
Earn out payment	$ 1,050